Stockholders' Equity - Narrative (Details) - USD ($)					3 Months Ended	12 Months Ended
	Mar. 15, 2022	Mar. 15, 2022	Mar. 14, 2022	May 29, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Net proceeds, after deducting commissions and fees					$ 5,000,000.0
Accounts payable and accrued expenses					800,000
Accounts payable					$ 133,600,000
Warrant Issuances (in shares)					46,816,480
Common Stock
Class of Stock [Line Items]
Number of shares issued (in shares)	89,553,584
Proceeds from issuance of equity	$ 138,600,000	$ 194,400,000
Private Placement
Class of Stock [Line Items]
Number of shares issued (in shares)			46,816,480	7,600,000
Offering price (in dollars per share)			$ 1.193	$ 10.00
Number of shares called by each unit			1
Proceeds from private placement and forward purchase contract			$ 55,900,000	$ 76.0		$ 75,963,000
Exercise Period			5 years
Private Placement | Public Offering Warrants
Class of Stock [Line Items]
Number of warrants called by each unit (in shares)			1
Warrants, exercise price (in dollars per share)			$ 1.068
At-The-Market Offering | Class A common stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Gross sales price (up to)	$ 500,000,000.0	$ 500,000,000.0